Business combination - Summary Of Business Combination Net Cash Acquired Explanatory (Detail) $ in Thousands	Mar. 31, 2025 USD ($)
TextBlock [Abstract]
Cash consideration	$ (899,687)
Cash and cash equivalent acquired	58,132
Payment for Business Combination, net of cash acquired	$ (841,555)